4. Depreciation, Bad Debt and Other Provisions (Tables)	12 Months Ended
Dec. 31, 2018
Depreciation And Bad Debt Provision Tables Abstract
Schedule of depreciation and bad debt provision
	2018	2017	2016*
Depreciation of property and equipment	$3,508	$3,574	$3,229
Bad debt and other provisions	39,340	63,954	–
Total depreciation, bad debt and other provisions	$42,848	$67,528	$3,229